[Company Letterhead]

October 2, 2014

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

RE:	WRL Series Life Corporate Account
File No. 333-199048/811-08833

Dear Commissioners:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant’s most recent registration statement filed with the Securities and Exchange Commission on October 1, 2014.

Please contact the undersigned at (319) 355-6115 if you have any questions about this filing.

Sincerely,
__/s/ Karen J. Epp_____________________
Karen J. Epp
Assistant Vice President, Counsel